Taxes (Details) - Schedule of Income/(Loss) before Income Taxes	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Schedule of Income/(Loss) before Income Taxes [Abstract]
Hong Kong	$ 9,394,157	$ 1,203,099	$ 11,003,941	$ 27,202,228
Foreign	(2,104,865)	(269,568)	(187,598)	52,115
Total Income before Income Taxes	$ 7,289,292	$ 933,531	$ 10,816,343	$ 27,254,343